Financial Risk Management - Breakdown of the Group's fixed-rate and floating-rate borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Breakdown of the Group's fixed-rate and floating-rate borrowings
Borrowings	$ 1,333,237	$ 1,465,437	$ 1,439,603
Short-term borrowings
Breakdown of the Group's fixed-rate and floating-rate borrowings
Borrowings	125,500	103,500
Long term borrowings
Breakdown of the Group's fixed-rate and floating-rate borrowings
Borrowings	864,800	972,300
Fixed rate
Breakdown of the Group's fixed-rate and floating-rate borrowings
Borrowings	990,251	1,075,778
Variable rate
Breakdown of the Group's fixed-rate and floating-rate borrowings
Borrowings	$ 342,986	$ 389,659